Schedule III - Real Estate and Accumulated Depreciation (Changes in Accumulated Depreciation Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the beginning of period	$ 5,435	$ 4,006	$ 3,070
Additions during the period:
Depreciation expense	2,013	1,429	1,339
Deductions during the period:
Dispositions	(36)		(403)
Balance at close of period	$ 7,412	$ 5,435	$ 4,006